Cost of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Employee salaries and benefits	$ 5,136	$ 4,928	$ 11,216	$ 10,050
Web hosting fees	2,134	1,769	4,194	3,716
Third party service fees	6,359	4,623	12,208	8,606
Other	487	264	851	607
Cost of revenue	$ 14,116	$ 11,584	$ 28,469	$ 22,979